CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Products	$ 214,291	$ 128,970	$ 157,531
Services	65,260	68,573	77,602
Total revenues	279,551	197,543	235,133
Cost of revenues:
Products	162,563	94,683	106,905
Services	41,498	48,635	44,593
Impairment of long-lived assets		10,137
Total cost of revenues	204,061	153,455	151,498
Gross profit	75,490	44,088	83,635
Operating expenses:
Research and development, net	24,853	22,412	25,158
Selling and marketing	23,411	24,823	32,537
General and administrative	26,471	18,644	20,903
Restructuring costs		1,508
Goodwill impairment		20,402
Total operating expenses	74,735	87,789	78,598
Operating income (loss)	755	(43,701)	5,037
Financial expenses, net	(4,843)	(7,243)	(3,837)
Income (loss) before taxes on income	(4,088)	(50,944)	1,200
Taxes on income	1,252	1,190	1,901
Loss from continuing operations	(5,340)	(52,134)	(701)
Loss from discontinued operations		(200)	(795)
Loss	$ (5,340)	$ (52,334)	$ (1,496)
Loss per share (basic and diluted):
Continuing operations	$ (0.10)	$ (1.16)	$ (0.02)
Discontinued operations		0.00	(0.02)
Total loss per share	$ (0.10)	$ (1.16)	$ (0.04)
Weighted average number of shares used in computing loss per share:
Basic and diluted	51,970,458	45,026,069	43,777,223